Accounting policies (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of voluntary change in accounting policy [line items]
Research and development costs	£ 9,359	£ 8,329	£ 7,730
Distribution costs, sales and marketing		170
Administrative costs	£ 4,394	4,266	£ 3,245
Impairment		1,500
Operating cost		14,265
Previously stated [Member]
Disclosure of voluntary change in accounting policy [line items]
Research and development costs		9,829
Distribution costs, sales and marketing		170
Administrative costs		2,766
Impairment		1,500
Operating cost		£ 14,265